Leases (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Leases [Line Items]
Operating lease’s weighted average remaining lease term	7 months 17 days		11 months 19 days
Weighted average discount rate	4.23%		4.13%
Rental expense (in Dollars)	$ 105,307	$ 90,317
Minimum [Member]
Leases [Line Items]
Operating leases, term	3 years
Maximum [Member]
Leases [Line Items]
Operating leases, term	5 years